Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 115,504	$ (78,205)	$ (167)	$ (257)	$ 36,875	$ 209	$ 37,084
Total net income (loss)		(26,541)			(26,541)	88	(26,453)
Total other comprehensive income			875		875		875
Distributions to non-controlling interests						(300)	(300)
Repurchase of common shares				(36,283)	(36,283)		(36,283)
Release of treasury stock	(34,085)			34,085
Exercise of stock options	6,275				6,275		6,275
Shares withheld for taxes	(2,832)				(2,832)		(2,832)
Equity-settled stock-based payment	52,916				52,916		52,916
Exercise of warrants	861				861		861
Balance at Dec. 31, 2024	138,639	(104,746)	708	(2,455)	32,146	(3)	32,143
Total net income (loss)		(8,105)			(8,105)	39	(8,066)
Total other comprehensive income			(390)		(390)		(390)
Distributions to non-controlling interests						(126)	(126)
Repurchase of common shares				(39,363)	(39,363)		(39,363)
Release of treasury stock	(9,335)			9,335
Retirement of treasury stock	(32,483)			32,483
Exercise of stock options	2,169				2,169		2,169
Shares withheld for taxes	(2,928)				(2,928)		(2,928)
Equity-settled stock-based payment	68,146				68,146		68,146
Balance at Dec. 31, 2025	$ 164,208	$ (112,851)	$ 318		$ 51,675	$ (90)	$ 51,585